Asset Retirement Obligations - Schedule of Changes in Asset Retirement Obligations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
ARO, beginning balance	$ 85,170	$ 84,166	$ 84,166	$ 68,481
Accretion expense	$ 1,331	$ 1,297	5,259	4,175
Revisions to estimates			1,616	16,290
Obligations settled			(5,871)	(4,780)
ARO, ending balance			$ 85,170	$ 84,166